UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22342

2009 Dole Food Automatic Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Name and address of agent for service)

(213) 615-6043
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

2009 Dole Food Automatic Common Exchange Security Trust
Schedule of Investments
March 31, 2011 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Notes - 8.02%*
Stripped United States Treasury Note	08/15/2011	$ 10,500,000	$ 10,468,703	$ 10,493,700
Stripped United States Treasury Note	02/15/2012	10,500,000	10,394,996	10,471,650
Stripped United States Treasury Note	08/15/2012	5,250,000	5,151,771	5,212,725
Total Stripped United States Treasury Notes			26,015,470	26,178,075

United States Treasury Bills - 3.21%*
United States Treasury Bill	04/28/2011	5,250,000	5,249,606	5,249,795
United States Treasury Bill	07/28/2011	5,250,000	5,247,660	5,248,157
Total United States Treasury Bills			10,497,266	10,497,952
			36,512,736	36,676,027
Forward Purchase Contract - 88.77%*
D. Murdock Living Trust / 2009 Dole Food Automatic Common
Exchange Security Trust Purchase Agreement			228,575,303	289,920,000
Total Forward Purchase Contracts			228,575,303	289,920,000

Total Investments - 100.00%*			$ 265,088,039	$ 326,596,027
Other Assets in Excess of Liabilities - 0.00%*				5,783
TOTAL NET ASSETS - 100.00%*				$ 326,601,810

Footnotes
* Percentages are stated as a percent of net assets.

Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, TRACES holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of March 31, 2011, gross unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $62,171,641, all of which related to appreciated investments.  There was no unrealized depreciation of investments for tax purposes.  The aggregate cost of investments for Federal income tax purposes was $265,088,039 at March 31, 2011.

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

		Fair Value Measurements at March 31, 2011 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	March 31, 2011	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$36,676,027	$36,676,027	$-	$-
Total Other	36,676,027	36,676,027	-	-
Derivative Instruments
Forward Purchase Contract	289,920,000	-	-	289,920,000
Total Derivative Instruments	289,920,000	-	-	289,920,000
Total	$326,596,027	$36,676,027	$-	$289,920,000

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments For the three months ended March 31, 2011
Fair value beginning balance	$289,920,000
Total unrealized losses included in net decrease in net assets applicable to common stockholders	-
Net purchases, issuances and settlements	-
Transfers out of Level 3	-
Fair value ending balance	$289,920,000

During the period ended March 31, 2011, there were no transfers between Level 1 and Level 2.

Forward Purchase Contract
On October 28, 2009, the Trust entered into the Contract, which is a derivative instrument, with the Seller and paid to the Seller $228,575,303 in connection therewith.  Pursuant to this Contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on November 1, 2012 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8333 of a share and 1 share of DFCI common stock or cash equal to the value of these shares on this date.

At March 31, 2011, the Contract had the following value:
Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Seller - David H. Murdock Living Trust	11/01/2012	$228,575,303	$289,920,000	$61,344,697

The cost and value of the Contract would be included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation in the Statement of Operations would be included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Seller’s obligation under the Contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At March 31, 2011, the Custodian held 24,000,000 shares of DFCI common stock with an aggregate value of $327,120,000.

Item 2. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification for the Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2009 Dole Food Automatic Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   April 27, 2011